Bancroft Fund Ltd.

Schedule of Investments — January 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 69.9%
	Aerospace — 1.8%
$1,500,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$3,056,305

	Business Services — 3.5%
1,500,000	Perficient Inc., 2.375%, 09/15/23	2,152,145
850,000	RingCentral Inc., Zero Coupon, 03/15/23	2,147,488
1,500,000	Square Inc., 0.500%, 05/15/23	1,816,270

		6,115,903

	Communications Equipment — 3.2%
2,835,000	InterDigital Inc., 2.000%, 06/01/24(a)	2,846,165
2,500,000	Lumentum Holdings Inc., Ser. QIB, 0.500%, 12/15/26(a)	2,650,343

		5,496,508

	Computer Software and Services — 22.9%
1,000,000	Blackline Inc., 0.125%, 08/01/24(a)	1,082,386
1,975,000	Boingo Wireless Inc., 1.000%, 10/01/23.	1,781,203
1,500,000	Booking Holdings Inc., 0.350%, 06/15/20.	2,089,041
1,835,000	Coupa Software Inc., 0.125%, 06/15/25(a)	2,309,806
2,500,000	CSG Systems International Inc., 4.250%, 03/15/36.	2,836,693
935,000	CyberArk Software Ltd., Zero Coupon, 11/15/24(a)	1,048,990
1,985,000	Everbridge Inc., 0.125%, 12/15/24(a)	2,120,148
1,000,000	GDS Holdings Ltd., 2.000%, 06/01/25.	1,213,809
2,500,000	IAC Financeco 3 Inc., 2.000%, 01/15/30(a)	2,889,596
1,190,000	LivePerson Inc., 0.750%, 03/01/24(a)	1,518,991
1,500,000	MercadoLibre Inc., 2.000%, 08/15/28.	2,530,718
1,548,000	Nice Systems Inc., 1.250%, 01/15/24	3,261,062
1,500,000	Okta Inc., 0.125%, 09/01/25(a)	1,522,125
2,000,000	Pluralsight Inc., 0.375%, 03/01/24(a)	1,806,621
2,045,000	Proofpoint Inc., 0.250%, 08/15/24(a)	2,188,755

Principal Amount		Market Value
$1,500,000	PROS Holdings Inc., 1.000%, 05/15/24(a)	$1,716,150
1,500,000	Q2 Holdings Inc., 0.750%, 06/01/26(a)	1,806,509
1,155,000	SailPoint Technologies Holding Inc., 0.125%, 09/15/24(a)	1,298,680
1,500,000	Splunk Inc., 1.125%, 09/15/25	1,892,813
1,500,000	Vocera Communications Inc., 1.500%, 05/15/23.	1,513,125
1,500,000	Workiva Inc., 1.125%, 08/15/26(a)	1,404,484

		39,831,705

	Consumer Services — 1.4%
2,000,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	2,436,312

	Diversified Industrial — 3.2%
750,000	Chart Industries Inc., 1.000%, 11/15/24(a)	950,156
1,749,000	Kaman Corp., 3.250%, 05/01/24.	2,021,772
1,000,000	KBR Inc., 2.500%, 11/01/23(a)	1,225,337
1,457,000	Team Inc., 5.000%, 08/01/23	1,442,140

		5,639,405

	Energy and Utilities — 2.4%
2,000,000	Cheniere Energy Inc., 4.250%, 03/15/45	1,570,891
3,000,000	SunPower Corp., 4.000%, 01/15/23	2,677,500

		4,248,391

	Entertainment — 1.6%
2,000,000	DISH Network Corp., 3.375%, 08/15/26	1,946,348
1,625,000	Global Eagle Entertainment Inc., 2.750%, 02/15/35	790,851

		2,737,199

	Financial Services — 3.7%
1,250,000	Encore Capital Group Inc., 3.250%, 03/15/22	1,273,445
1,000,000	Heritage Insurance Holdings Inc., 5.875%, 08/01/37	1,072,749
1,000,000	IIP Operating Partnership LP, 3.750%, 02/21/24(a)	1,441,875
1,116,000	LendingTree Inc., 0.625%, 06/01/22	1,785,538

Bancroft Fund Ltd.

Schedule of Investments (Continued) — January 31, 2020 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Financial Services (Continued)
$1,000,000	Sutter Rock Capital Corp., 4.750%, 03/28/23.	$965,000
		6,538,607
	Food and Beverage — 0.9%
1,470,000	The Chefs’ Warehouse Inc., 1.875%, 12/01/24(a)	1,568,435
	Health Care — 13.0%
830,000	Aerie Pharmaceuticals Inc., 1.500%, 10/01/24(a)	909,573
1,000,000	CONMED Corp., 2.625%, 02/01/24(a)	1,287,500
535,000	DexCom Inc., 0.750%, 12/01/23.	850,316
1,000,000	Evolent Health Inc., 1.500%, 10/15/25.	731,193
1,830,000	Exact Sciences Corp., 0.375%, 03/15/27.	2,067,900
750,000	Inovio Pharmaceuticals Inc., 6.500%, 03/01/24(a)	801,467
1,500,000	Insulet Corp., 0.375%, 09/01/26(a)	1,689,183
1,250,000	Intercept Pharmaceuticals Inc., 2.000%, 05/15/26.	1,391,587
330,000	Invitae Corp., 2.000%, 09/01/24(a)	330,155
1,384,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24.	2,008,546
1,000,000	NuVasive Inc., 2.250%, 03/15/21.	1,317,852
1,500,000	Pacira BioSciences Inc., 2.375%, 04/01/22.	1,542,187
350,000	Repligen Corp., 0.375%, 07/15/24.	389,033
700,000	Retrophin Inc., 2.500%, 09/15/25.	564,970
1,288,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23.	1,177,372
1,370,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	1,520,691
1,200,000	Teladoc Health Inc., 1.375%, 05/15/25.	2,437,694
1,500,000	Theravance Biopharma Inc., 3.250%, 11/01/23.	1,664,034
		22,681,253
	Semiconductors — 6.1%
750,000	Adesto Technologies Corp., 4.250%, 09/15/24(a)	719,728

Principal Amount		Market Value
$1,500,000	Impinj Inc., 2.000%, 12/15/26(a)	$1,731,899
750,000	Inphi Corp., 1.125%, 12/01/20.	1,442,975
2,000,000	Knowles Corp., 3.250%, 11/01/21.	2,507,688
886,000	Rambus Inc., 1.375%, 02/01/23.	954,970
1,500,000	Teradyne Inc., 1.250%, 12/15/23.	3,200,573
		10,557,833
	Telecommunications — 5.0%
1,520,000	8x8 Inc., 0.500%, 02/01/24(a)	1,539,690
1,500,000	Harmonic Inc., 2.000%, 09/01/24(a)	1,613,400
1,800,000	Infinera Corp., 2.125%, 09/01/24.	1,845,374
1,000,000	Liberty Latin America Ltd., 2.000%, 07/15/24(a)	995,868
1,500,000	Twilio Inc., 0.250%, 06/01/23.	2,751,563
		8,745,895
	Transportation — 1.2%
1,000,000	Atlas Air Worldwide Holdings Inc., 1.875%, 06/01/24.	833,407
1,190,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	1,298,921
		2,132,328
	TOTAL CONVERTIBLE CORPORATE BONDS	121,786,079

Shares

	CONVERTIBLE PREFERRED STOCKS — 5.7%
	Agriculture — 0.6%
10,000	Bunge Ltd., 4.875%	1,033,200

	Business Services — 0.2%
809,253	Amerivon Holdings LLC, 4.000%(b)	436,035
272,728	Amerivon Holdings LLC, common equity units(b)	16,364
		452,399
	Financial Services — 4.9%
2,000	Bank of America Corp., 7.250%, Ser. L	3,145,400
40,000	Landmark Infrastructure Partners LP, 6.608%, Ser. C	1,045,200
15,000	QTS Realty Trust Inc., 6.500%, Ser. B	2,013,450

Bancroft Fund Ltd.

Schedule of Investments (Continued) — January 31, 2020 (Unaudited)

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Financial Services (Continued)
1,500	Wells Fargo & Co., 7.500%, Ser. L	$2,318,340

		8,522,390

	TOTAL CONVERTIBLE PREFERRED STOCKS	10,007,989

	MANDATORY CONVERTIBLE SECURITIES (c) — 19.4%
	Diversified Industrial — 2.7%
15,000	Colfax Corp., 5.750%, 01/15/22	2,279,250
30,311	International Flavors & Fragrances Inc., 6.000%, 09/15/21	1,476,449
9,675	Stanley Black & Decker Inc., 5.250%, 11/15/22	1,015,778

		4,771,477

	Energy and Utilities — 7.8%
25,180	American Electric Power Co. Inc., 6.125%, 03/15/22	1,460,440
3,325	Aqua America Inc., 6.000%, 04/30/22	225,535
37,200	CenterPoint Energy Inc., Ser. B 7.000%, 09/01/21	1,787,832
14,800	Dominion Energy Inc., Ser. A 7.250%, 06/01/22	1,624,004
35,700	DTE Energy Co., 6.250%, 11/01/22	1,830,339
46,675	NextEra Energy Inc., 4.872%, 09/01/22	2,549,855
5,369	Sempra Energy, Ser. A, 6.000%, 01/15/21	679,769
5,000	Ser. B, 6.750%, 07/15/21	625,200
25,530	South Jersey Industries Inc., 7.250%, 04/15/21	1,274,202
26,500	The Southern Co., 6.750%, 08/01/22	1,504,935

		13,562,111

	Equipment and Supplies — 0.7%
1,000	Danaher Corp., Ser. A 4.750%, 04/15/22	1,221,140

	Financial Services — 2.7%
10,000	2017 Mandatory Exchangeable Trust, 5.188%, 12/01/20	1,555,890
14,800	Assurant Inc., Ser. D 6.500%, 03/15/21	1,901,800

Shares		Market Value
24,000	New York Community Capital Trust V, 6.000%, 11/01/51	$1,222,800

		4,680,490

	Health Care — 2.6%
24,965	Avantor Inc., Ser. A 6.250%, 05/15/22	1,591,768
27,747	Becton, Dickinson and Co., Ser. A 6.125%, 05/01/20	1,818,816
19,115	Elanco Animal Health Inc., 5.000%, 02/01/23	1,046,757

		4,457,341

	Real Estate Investment Trusts — 1.6%
2,060	Crown Castle International Corp., Ser. A 6.875%, 08/01/20	2,741,530

	Semiconductors — 1.3%
2,015	Broadcom Inc., Ser. A 8.000%, 09/30/22	2,314,429

	TOTAL MANDATORY CONVERTIBLE SECURITIES	33,748,518

	COMMON STOCKS — 0.0%
	Energy and Utilities — 0.0%
133	Goodrich Petroleum Corp.†	892

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,135	Goodrich Petroleum Corp., expire 10/12/26†(b)	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.0%
$8,703,000	U.S. Treasury Bills, 1.487% to 1.545%††, 02/06/20 to 07/23/20	8,672,325

	TOTAL INVESTMENTS — 100.0% (Cost $148,586,529)	$174,215,803

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

3